Leases (Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020	¥ 58,901
2021	48,823
2022	34,726
2023	25,355
2024	22,152
Later fiscal years	78,507
Total minimum future rentals	¥ 268,464